Stock Option Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of Options
Outstanding Beginning Balance	58
Granted	11
Exercised	(4)
Forfeited	(2)
Expired	(6)
Outstanding Ending Balance	57
Vested and expected to vest at December 31, 2012	54
Vested and exercisable at December 31, 2012	31
Weighted-Average Exercise Price per Share
Outstanding Beginning Balance	$ 16.20
Granted	$ 13.51
Exercised	$ 10.81
Forfeited	$ 13.99
Expired	$ 16.80
Outstanding Ending Balance	$ 16.04
Vested and expected to vest at December 31, 2012	$ 16.16
Vested and exercisable at December 31, 2012	$ 17.73
Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	6 years 8 months 12 days
Vested and expected to vest at December 31, 2012	6 years 7 months 2 days
Vested and exercisable at December 31, 2012	5 years 1 month 10 days
Aggregate Intrinsic Value
Outstanding at December 31, 2012	$ 39
Vested and expected to vest at December 31, 2012	36
Vested and exercisable at December 31, 2012	$ 13